Acquisitions and Divestitures Textual ( Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Acquisition Textuals [Abstract]
Cash payment due to extinguishing a portion of NCI			$ 132,000,000
Long-term liability incurred as a cause of the extinguishment of a portion of NCI			121,000,000
Reduction in equity due to extinguishment of a portion of NCI			107,000,000
Ownership percentage by the Company		50.00%
Fair value portion of investments accounted under the equity method.		900,000,000
Cash invested by third party in joint venture		900,000,000
Ownership percentage by Investor		50.00%
Deconsolidation gain amount, before tax	626,000,000	630,000,000
Deconsolidation gain amount, after tax	$ 409,000,000	$ 412,000,000